Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	49 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004836
Average Annual Return [Line Items]
Average Annual Return, Percent		35.35%		14.08%		11.02%
Without Sales Load [Member] | C000206042
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%		0.61%	1.31%
Without Sales Load [Member] | C000221944
Average Annual Return [Line Items]
Average Annual Return, Percent		13.42%	(0.59%)
Without Sales Load [Member] | C000004833
Average Annual Return [Line Items]
Average Annual Return, Percent		8.06%		0.36%		1.15%
Without Sales Load [Member] | C000004835
Average Annual Return [Line Items]
Average Annual Return, Percent		34.80%		9.55%		7.90%
Without Sales Load [Member] | C000004838
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%		0.47%		1.17%
Without Sales Load [Member] | C000206043
Average Annual Return [Line Items]
Average Annual Return, Percent		6.24%		0.56%	1.36%
Without Sales Load [Member] | C000248048
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%
Without Sales Load [Member] | C000004834
Average Annual Return [Line Items]
Average Annual Return, Percent		26.26%		4.99%		5.64%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.33%		10.74%		8.86%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.33%		1.10%	2.32%
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%	(1.88%)
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%		(0.24%)		1.52%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.33%		10.74%		8.86%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.33%		1.10%		2.37%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.33%		1.10%	2.32%
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.33%		10.74%		8.86%
90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		36.96%		14.32%		12.14%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%		0.78%	1.57%
ICE BofA 1-10 Year U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	0.55%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.61%		0.70%		1.54%
MSCI ACWI Large Cap Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		33.44%		11.69%		9.42%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.15%		0.92%		1.57%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%		0.78%	1.57%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%
MSCI ACWI SMID Cap Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		29.01%		7.96%		7.24%